Income Taxes - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Gores Metropoulos II, Inc.
Income Tax Expense (Benefit) [Line Items]
Accrued interest and penalties related to unrecognized tax liabilities	$ 0	$ 0